UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--91.4%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.4%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.5%
Gentex Corp.                                                                249,000       $  4,437,180
-------------------------------------------------------------------------------------------------------
Lear Corp.                                                                  177,100          7,574,567
                                                                                          -------------
                                                                                            12,011,747
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.2%
Brinker International, Inc. 1                                               118,100          4,830,290
-------------------------------------------------------------------------------------------------------
La Quinta Corp. 1                                                           516,000          4,644,000
-------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                          239,700          5,997,294
                                                                                          -------------
                                                                                            15,471,584
-------------------------------------------------------------------------------------------------------
MEDIA--9.3%
Lamar Advertising Co., Cl. A 1                                              260,200         11,451,402
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                     433,100          7,094,178
-------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                         164,121         13,928,949
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                         137,400          4,601,526
-------------------------------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR 2                                              154,600          8,142,782
                                                                                          -------------
                                                                                            45,218,837
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--7.4%
Claire's Stores, Inc.                                                       361,000          9,173,010
-------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                       164,300          4,007,277
-------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                                               218,455          6,088,341
-------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                        153,700          7,317,657
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        394,100          9,265,291
                                                                                          -------------
                                                                                            35,851,576
CONSUMER STAPLES--1.9%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Wal-Mart Stores, Inc.                                                       159,800          7,886,130
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Avon Products, Inc.                                                          35,600          1,164,476
ENERGY--9.8%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.5%
Nabors Industries Ltd. 1                                                    142,800          9,346,260
-------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                              241,800         12,658,230
                                                                                          -------------
                                                                                            22,004,490
-------------------------------------------------------------------------------------------------------
OIL & GAS--5.3%
BP plc, ADR                                                                 156,700         10,323,396
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               46,200          2,891,658
-------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. 1                                                     311,300          5,469,541
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           116,100          6,820,875
                                                                                          -------------
                                                                                            25,505,470
FINANCIALS--15.5%
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.4%
M&T Bank Corp.                                                               45,300          4,915,503
-------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                  81,700          2,516,360
-------------------------------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                                       95,600          2,835,496
-------------------------------------------------------------------------------------------------------


1               |               Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Zions Bancorp                                                                87,300       $  6,240,204
                                                                                          -------------
                                                                                            16,507,563
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.9%
American Express Co.                                                        151,400          8,327,000
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                             105,600          4,661,184
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                             275,800         11,997,300
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        305,000         10,717,700
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                   127,500          7,494,450
                                                                                          -------------
                                                                                            43,197,634
-------------------------------------------------------------------------------------------------------
INSURANCE--2.0%
Conseco, Inc. 1                                                             227,100          4,953,051
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                      72,700          4,712,414
                                                                                          -------------
                                                                                             9,665,465
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
MGIC Investment Corp.                                                        86,800          5,952,744
HEALTH CARE--13.8%
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.3%
Beckman Coulter, Inc.                                                       237,100         12,884,014
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                     430,100         12,842,786
-------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                              215,700          9,766,896
                                                                                          -------------
                                                                                            35,493,696
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.4%
Covance, Inc. 1                                                             131,900          6,535,645
-------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                              253,000         11,951,720
-------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                      243,100         12,317,877
                                                                                          -------------
                                                                                            30,805,242
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. 1                                              19,455            455,636
INDUSTRIALS--15.9%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Alliant Techsystems, Inc. 1                                                  96,026          7,009,898
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                       50,600          2,631,200
                                                                                          -------------
                                                                                             9,641,098
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Aramark Corp., Cl. B                                                        237,400          6,609,216
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
AMETEK, Inc.                                                                133,400          5,496,080
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                                                        134,300          4,633,350
-------------------------------------------------------------------------------------------------------
MACHINERY--8.4%
Actuant Corp., Cl. A 1                                                      151,100          7,030,683
-------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                 199,400         13,028,796
-------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                      170,800          7,019,880
-------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                          99,733          8,457,358
-------------------------------------------------------------------------------------------------------
Wabash National Corp.                                                       239,100          5,143,041
                                                                                          -------------
                                                                                            40,679,758


2               |               Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.1%
Canadian National Railway Co.                                                67,850       $  4,508,633
-------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                 218,705          5,541,985
                                                                                          -------------
                                                                                            10,050,618
INFORMATION TECHNOLOGY--5.7%
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Amphenol Corp., Cl. A                                                       107,300          4,779,142
-------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                        60,200          1,877,638
-------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                             101,100          2,533,566
                                                                                          -------------
                                                                                             9,190,346
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Digitas, Inc. 1                                                             574,500          6,480,360
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.5%
MoneyGram International, Inc.                                               121,700          2,560,568
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Zebra Technologies Corp., Cl. A 1                                           103,500          4,036,500
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Texas Instruments, Inc.                                                     169,000          5,367,440
MATERIALS--4.0%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Huntsman Corp. 1                                                            194,600          4,532,234
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.2%
Smurfit-Stone Container Corp.                                               471,000          5,713,230
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.9%
Inco Ltd.                                                                   217,400          8,909,051
UTILITIES--2.4%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
Cinergy Corp.                                                               260,000         11,479,000
                                                                                          -------------
Total Common Stocks (Cost $379,958,496)                                                    442,571,139

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--8.5%
-------------------------------------------------------------------------------------------------------
American Express Credit Corp., 3.32%,
8/17/05                                                                 $ 8,000,000          7,988,196
-------------------------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc.:
3.28%, 8/10/05                                                           11,000,000         10,990,980
3.39%, 8/25/05                                                            3,000,000          2,993,220
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3%, 8/1/05                                        9,300,000          9,300,000
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8/22/05                                 10,000,000          9,981,392
                                                                                          -------------
Total Short-Term Notes (Cost $41,253,788)                                                   41,253,788
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $421,212,284)                                                                        483,824,927


3               |               Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.2%
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.11% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,277,708) with Bank of America NA, 3.33%, dated 7/29/05, to be repurchased at $1,096,805 on 8/1/05, collateralized by U.S.
Agency Mortgages, 0.00%, 8/1/20--8/1/35, with a value of
$1,020,000,000 3  (Cost $1,096,500)                                     $ 1,096,500       $  1,096,500
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $422,308,784)                               100.1%       484,921,427
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.1)          (377,075)
                                                                        -------------------------------
Net Assets                                                                    100.0%      $484,544,352
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $422,308,784
                                              =============

Gross unrealized appreciation                 $ 71,581,223
Gross unrealized depreciation                   (8,968,580)
                                              -------------
Net unrealized appreciation                   $ 62,612,643
                                              =============


4               |               Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


5               |               Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a


6               |               Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Capital Value Fund, Inc.

STATEMENT OF INVESTMENTS   July 31, 2005/Unaudited
--------------------------------------------------------------------------------

receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of July 31, 2005, the Fund had no outstanding foreign currency contracts.

SECURITIES LENDING
The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2005, the Fund had on loan securities valued at $1,074,468. Collateral of $1,096,500 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


7               |               Oppenheimer Quest Capital Value Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005